Contingencies And Other Disclosures (Narrative I) (Details) shares in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) number shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2014 USD ($)	Mar. 31, 2008 shares
Loss Contingencies [Line Items]
Estimated Litigation Liability		$ 15,100,000
Number of GSEs to which conventional conforming single-family mortgage loans were predominately sold to | number		2
Percent Of Repurchase Make Whole Claims Related To Private Whole Loan Sales		45.00%
Loan-to-value ratio at origination		80.00%
Accrued losses on loan repurchase exposure		$ 115,600,000	$ 120,100,000
Litigation And Regulatory Matters		187,607,000	(2,720,000)	$ 63,654,000
Fha Insured [Member]
Loss Contingencies [Line Items]
Amount Of Insurance Recoveries Company Is Pursuing		75,000,000
Litigation Settlement Expense		212,500,000
Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Investment in proprietary securitizations subject to lawsuits		145,700,000
Investment in proprietary securitizations subject to indemnifications		$ 512,400,000
Visa Class B Shares [Member]
Loss Contingencies [Line Items]
Number of Visa Class B shares | shares		1.1				2.4
Additional amount deposited into escrow account by Visa					$ 450,000,000
Cash payment to counterparty	$ 2,400,000
Estimated conversion ratio		165.00%
Contingent liability		$ 800,000
Derivative liability		4,800,000	$ 5,200,000
Historical cost		0
Amount disputed related to various items for transfers of subservicers
Loss Contingencies [Line Items]
Actual damages sought by plaintiff		8,600,000
Subservicer expenditure reimbursement amount disputed
Loss Contingencies [Line Items]
Actual damages sought by plaintiff		34,900,000
Minimum
Loss Contingencies [Line Items]
Estimated reasonably possible losses in excess of currently established liabilities		0
Minimum | Debit Transaction Sequencing Matter [Member]
Loss Contingencies [Line Items]
Actual damages sought by plaintiff		5,000,000
Maximum
Loss Contingencies [Line Items]
Estimated reasonably possible losses in excess of currently established liabilities		$ 108,000,000